Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Average Annual Total Returns			12 Months Ended		60 Months Ended		68 Months Ended	99 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [4]	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	[1],[2]	13.15%	[1],[2]	17.56%	14.09%	14.29%	[1],[2]
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)				2.01%
Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.20%		8.25%				9.67%
Initial
Prospectus [Line Items]
Average Annual Return, Percent			10.87%		5.44%				5.20%
Performance Inception Date		May 01, 2011
Service
Prospectus [Line Items]
Average Annual Return, Percent			10.64%		5.18%				4.94%
Performance Inception Date		May 01, 2011

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[3]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[4]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[5]	The Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP Blended Benchmark consists of the following: S&P 500® Index, 43%; MSCI EAFE Index, 20%; Russell 2000® Index, 7%; Bloomberg US Aggregate Bond Index, 20%; and Bloomberg U.S. 7-10 Year Treasury Index, 10%.